Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2025
Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION
Changes in non-cash working capital items are as follows:

Year ended	March 31,
	2025	2024
	$	$
Accounts receivable and other receivables	9,514	(6,243)
Unbilled revenues	844	8,496
Tax credits receivable	702	1,168
Prepaids	(1,222)	614
Other assets	940	(213)
Accounts payable and accrued liabilities	1,150	(17,054)
Deferred revenues	(1,707)	2,988
	10,221	(10,244)

During the year ended March 31, 2025, non-cash investing and financing activities included additions to right-of-use assets and lease liabilities in the amount of $965,000 (2024 - $557,000).